COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Royalty Lease Payments FROG Consulting

Until production is achieved, Arttor Gold’s lease payments (deemed “advance minimum royalties”) consist of an initial payment of $5,000 upon signing of each lease, followed by annual payments according to the following schedule for each lease:

Due Date of Advance Minimum Royalty Payment	Amount of Advance Minimum Royalty Payment

2nd Anniversary (May 24, 2013 –see note below)	$50,000
3rd Anniversary (May 24, 2014)	$45,000
4th Anniversary (May 24, 2015)	$80,000
5th Anniversary and annually thereafter during the term of the lease (May 24, 2016 to May 24, 2021)	The greater of $100,000 or the U.S. dollar equivalent of 90 ounces of gold

Schedule of Future Royalty Lease Payments Centerra

Due Date of Advance Minimum Royalty Payment	Amount of Advance Minimum Royalty Payment
1st Anniversary (August 2012 - paid)	$12,000
On or before each of the 2nd and 3rd Anniversary (August 2013 and August 2014)	15,000
On or before each of the 4th and 5th Anniversary (August 2015 and August 2016)	20,000
On or before each of the 6th and 7th Anniversary (August 2017 and August 2018)	25,000
On or before each of the 8th and 9th Anniversary (August 2019 and August 2020)	30,000
10th Anniversary and subsequent anniversaries so long the agreement shall remain in effect (August 2021)	40,000